Customer Deposits - Narrative (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)
Deposits [Abstract]
Deposits	$ 11,839,000		$ 0
Deposits, FSCS Insured Amount	108,200	£ 85,000
Deposits over the insured amount	$ 700,000